Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Schedule of accounts receivable

	2017	2016

Trade receivables	$392,759	$236,373
HST/VAT receivables	3,611	3,968
Other receivables	454	2,141

Total	$396,824	$242,482